Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
12.	Income Taxes

Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2016
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	135,131	109,520	244,651

Income taxes:
Current	47,687	27,806	75,493
Deferred	4,126	3,062	7,188

	51,813	30,868	82,681

	Year ended December 31, 2015
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	228,871	118,567	347,438

Income taxes:
Current	80,020	31,413	111,433
Deferred	3,414	1,258	4,672

	83,434	32,671	116,105

	Year ended December 31, 2014
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	277,041	106,198	383,239

Income taxes:
Current	83,221	25,850	109,071
Deferred	6,796	2,133	8,929

	90,017	27,983	118,000

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 33%, 35% and 38% for the years ended December 31, 2016, 2015 and 2014, respectively.

The statutory income tax rate utilized for deferred tax assets and liabilities which are expected to be settled or realized in the periods from January 1, 2017 is approximately 31%. The adjustments of deferred tax assets and liabilities for amendments to the Japanese tax regulations which have been reflected in income taxes in the consolidated statements of income for the years ended December 31, 2016 and 2015 were ¥3,498 million and ¥6,456 million, respectively.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2016	2015	2014
Japanese statutory income tax rate	33.0%	35.0%	38.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.8	0.8	0.7
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.0)	(2.9)	(3.7)
Tax credit for research and development expenses	(3.0)	(4.8)	(5.0)
Change in valuation allowance	(0.8)	(0.4)	(0.5)

Effect of enacted changes in tax laws and rates on Japanese tax	1.4	1.9	0.8

Other	5.4	3.8	0.5

Effective income tax rate	33.8%	33.4%	30.8%

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2016	2015
	(Millions of yen)
Prepaid expenses and other current assets	—	55,108
Other assets	149,866	113,687
Other current liabilities	—	(2,682)
Other noncurrent liabilities	(108,429)	(96,243)

	41,437	69,870

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 are presented below:

	December 31
	2016	2015
	(Millions of yen)
Deferred tax assets:
Inventories	15,387	15,298
Accrued business tax	1,835	3,293
Accrued pension and severance cost	108,781	77,420
Research and development – costs capitalized for tax purposes	5,998	6,906
Property, plant and equipment	26,519	24,281
Accrued expenses	31,316	39,881
Net operating losses carried forward	29,167	33,526
Other	33,782	33,808

	252,785	234,413
Less valuation allowance	(26,687)	(32,931)

Total deferred tax assets	226,098	201,482

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(9,450)	(10,400)
Net unrealized gains on securities	(7,321)	(7,354)
Tax deductible reserve	(4,449)	(4,974)
Financing lease revenue	(47,802)	(54,280)
Prepaid pension and severance cost	—	(1,104)
Intangible assets	(85,888)	(21,106)
Other	(29,751)	(32,394)

Total deferred tax liabilities	(184,661)	(131,612)

Net deferred tax assets	41,437	69,870

The net changes in the total valuation allowance were a decrease of ¥6,244 million and ¥4,567 million for the years ended December 31, 2016 and 2015, respectively, and an increase of ¥2,443 million for the year ended December 31, 2014.

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the existing valuation allowance, at December 31, 2016.

At December 31, 2016, Canon had net operating losses which can be carried forward for income tax purposes of ¥175,404 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	2,150
After one year through five years	22,314
After five years through ten years	57,302
After ten years through twenty years	56,547
Indefinite period	37,091

Total	175,404

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.

Canon has not recognized deferred tax liabilities of ¥26,474 million for a portion of undistributed earnings of foreign subsidiaries that arose for the year ended December 31, 2016 and prior years because Canon currently does not expect to have such amounts distributed or paid as dividends to the Company in the foreseeable future. Deferred tax liabilities will be recognized when Canon expects that it will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. At December 31, 2016, such undistributed earnings of these subsidiaries were ¥935,913 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2016	2015	2014
	(Millions of yen)
Balance at beginning of year	6,056	6,431	6,201
Additions for tax positions of the current year	2,741	2,174	1,649
Additions for tax positions of prior years	—	165	216
Reductions for tax positions of prior years	(665)	(1,180)	(114)
Settlements with tax authorities	(370)	(505)	(1,808)
Other	(444)	(1,029)	287

Balance at end of year	7,318	6,056	6,431

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, were ¥7,318 million and ¥6,056 million at December 31, 2016 and 2015, respectively.

Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in a future period. Based on each of the items of which Canon is aware at December 31, 2016, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2016 and 2015, and interest and penalties included in income taxes for the years ended December 31, 2016, 2015 and 2014 were not significant.

Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2015. Canon is also no longer subject to a transfer pricing examination by the tax authority for years before 2015. In other major foreign tax jurisdictions, including the United States and the Netherlands, Canon is no longer subject to income tax examinations by tax authorities for years before 2007 with few exceptions. The tax authorities are currently conducting income tax examinations of Canon’s income tax returns for years after 2006 in major foreign tax jurisdictions.